COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS

From time to time the Company is subject to compliance audits by federal, state and local authorities relating to a variety of regulations including wage and hour laws, taxes, and workers’ compensation. There are no significant or pending litigation or regulatory proceedings known at this time.

On September 17, 2020, the Company entered into a purchase and sale agreement for the acquisition of 9.6 acres of land in Port Orchard, Washington for $1,440,000. Closing is contingent on permit approval and is expected to take place on or before August 30, 2021.

On June 15, 2020, the Company entered into a purchase and sale agreement to acquire property for the construction of 30 townhomes located in East Bremerton, Washington for $2,040,000. Closing is expected to take place on or before December 31, 2021.

On April 20, 2021, the Company entered into a purchase and sale agreement to acquire 106 lots in Horseshoe Bay, Texas for $16,900,000 closing on or before July 1, 2021 (see subsequent events).

On April 25, 2021, the Company entered into a purchase and sale agreement to acquire 31 acres and a 2,700 square foot office building in Horseshoe Bay, Texas for $4,750,000 closing on or before July 1, 2021 (see subsequent events).

On May 6, 2021, the Company entered into a purchase and sale agreement to acquire 53 acres in Punta Gorda, Florida for $4,700,000 closing on or before August 4, 2021 (see subsequent events).

On June 7, 2021 the Company entered into a purchase and sale agreement to acquire a 177-unit condominium site in Olympia, Washington for $4,425,000 closing on or before August 27, 2021(see subsequent events).

On June 22, 2021 the Company entered into a purchase and sale agreement to acquire a 112-unit condominium site in Burien, Washington for $2,600,000 closing on or before September 7, 2021.

10. COMMITMENTS AND CONTINGENCIES

From time to time the Company is subject to compliance audits by federal, state, and local authorities relating to a variety of regulations including wage and hour laws, taxes, and workers’ compensation. There are no significant or pending litigation or regulatory proceedings known at this time.

On November 18, 2020, the Company entered into an agreement with a national public builder to sell 50 finished lots for $7,000,000 on March 31, 2021. In conjunction with this agreement the Company received $875,000 of nonrefundable earnest money on December 30, 2020 which is included in deferred revenue on the balance sheet.

On November 18, 2020, the Company entered into a purchase and sales agreement to acquire 36 lots located in the Auburn, California for $4,900,000. This transaction was closed on January 29, 2021.

On September 17, 2020, the Company entered into a purchase and sales agreement for the acquisition of 9.6 acres of land in Port Orchard, Washington for $1,440,000. Closing is contingent on permit approval and is expected to take place on or before June 1, 2021.

On August 28, 2020, the Company entered into a purchase and sale agreement to acquire property currently under development for the construction of 36 townhomes located in Bremerton, Washington for $1,500,000. Closing is expected to be on or before April 30, 2021.

On June 15 ,2020, the Company entered into a purchase and sales agreement to acquire property for the construction of 30 townhomes located in East Bremerton, Washington for $2,040,000. Closing is expected to take place on or before December 31, 2021.